Entity-Wide Disclosure (Schedule of Net Sales by Geographic Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Net sales	$ 668,362	$ 672,458	$ 695,995
Americas (primarily the United States) [Member]
Segment Reporting Information [Line Items]
Net sales	413,326	411,536	425,569
Europe and Middle East [Member]
Segment Reporting Information [Line Items]
Net sales	148,279	137,924	148,169
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Net sales	$ 106,757	$ 122,998	$ 122,257